Supplement	12 Months Ended
Oct. 31, 2012
Annuity | Vanguard LifeStrategy Conservative Growth Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard LifeStrategy(R) Funds

Supplement to the Prospectus Dated February 28, 2013

Changes in Underlying Fund Allocations

Each of the four Vanguard LifeStrategy Funds has reallocated a portion of its bond exposure from domestic bonds to international bonds, as previously approved by the Funds' board of trustees. To implement this change, each LifeStrategy Fund has reallocated a portion of its bond holdings from Vanguard Total Bond Market II Index Fund to Vanguard Total International Bond Index Fund.

The percentage of each LifeStrategy Fund's assets allocated to each of the underlying funds is described in the following pages. The allocation changes have not affected each Fund's overall allocation to bonds, and the Funds' expense ratios have remained unchanged.

Prospectus Text Changes for Vanguard LifeStrategy Income Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to a fixed formula that reflects an allocation of approximately 80% of the Fund's assets to bonds and 20% to common stocks. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Bond Market II Index Fund 64%

Vanguard Total International Bond Index Fund 16%

Vanguard Total Stock Market Index Fund 14%

Vanguard Total International Stock Index Fund 6%

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures). The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The first bullet under 'Primary Risks' is replaced with the following:

With a target allocation of approximately 80% of its assets in bonds, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund's return; and income risk, which is the chance that an underlying fund's income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund's income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard LifeStrategy Conservative Growth Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to a fixed formula that reflects an allocation of approximately 60% of the Fund's assets to bonds and 40% to common stocks. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Bond Market II Index Fund 48%

Vanguard Total Stock Market Index Fund28%

Vanguard Total International Bond Index Fund 12%

Vanguard Total International Stock Index Fund 12%

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures). The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The first bullet under 'Primary Risks' is replaced with the following:

With a target allocation of approximately 60% of its assets in bonds, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund's return; and income risk, which is the chance that an underlying fund's income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund's income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard LifeStrategy Moderate Growth Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to a fixed formula that reflects an allocation of approximately 60% of the Fund's assets to common stocks and 40% to bonds. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 42%

Vanguard Total Bond Market II Index Fund 32%

Vanguard Total International Stock Index Fund 18%

Vanguard Total International Bond Index Fund 8%

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks. The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With a target allocation of approximately 40% of its assets in bonds, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund's return; and income risk, which is the chance that an underlying fund's income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund's income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard LifeStrategy Growth Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to a fixed formula that reflects an allocation of approximately 80% of the Fund's assets to common stocks and 20% to bonds. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 56%

Vanguard Total International Stock Index Fund 24%

Vanguard Total Bond Market II Index Fund 16%

Vanguard Total International Bond Index Fund 4%

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks. The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With a target allocation of approximately 20% of its assets in bonds, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund's return; and income risk, which is the chance that an underlying fund's income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund's income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

(C) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 88A 062013

Annuity | Vanguard LifeStrategy Growth Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard LifeStrategy(R) Funds

Supplement to the Prospectus Dated February 28, 2013

Changes in Underlying Fund Allocations

Each of the four Vanguard LifeStrategy Funds has reallocated a portion of its bond exposure from domestic bonds to international bonds, as previously approved by the Funds' board of trustees. To implement this change, each LifeStrategy Fund has reallocated a portion of its bond holdings from Vanguard Total Bond Market II Index Fund to Vanguard Total International Bond Index Fund.

The percentage of each LifeStrategy Fund's assets allocated to each of the underlying funds is described in the following pages. The allocation changes have not affected each Fund's overall allocation to bonds, and the Funds' expense ratios have remained unchanged.

Prospectus Text Changes for Vanguard LifeStrategy Income Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to a fixed formula that reflects an allocation of approximately 80% of the Fund's assets to bonds and 20% to common stocks. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Bond Market II Index Fund 64%

Vanguard Total International Bond Index Fund 16%

Vanguard Total Stock Market Index Fund 14%

Vanguard Total International Stock Index Fund 6%

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures). The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The first bullet under 'Primary Risks' is replaced with the following:

With a target allocation of approximately 80% of its assets in bonds, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund's return; and income risk, which is the chance that an underlying fund's income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund's income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard LifeStrategy Conservative Growth Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to a fixed formula that reflects an allocation of approximately 60% of the Fund's assets to bonds and 40% to common stocks. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Bond Market II Index Fund 48%

Vanguard Total Stock Market Index Fund28%

Vanguard Total International Bond Index Fund 12%

Vanguard Total International Stock Index Fund 12%

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures). The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The first bullet under 'Primary Risks' is replaced with the following:

With a target allocation of approximately 60% of its assets in bonds, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund's return; and income risk, which is the chance that an underlying fund's income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund's income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard LifeStrategy Moderate Growth Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to a fixed formula that reflects an allocation of approximately 60% of the Fund's assets to common stocks and 40% to bonds. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 42%

Vanguard Total Bond Market II Index Fund 32%

Vanguard Total International Stock Index Fund 18%

Vanguard Total International Bond Index Fund 8%

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks. The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With a target allocation of approximately 40% of its assets in bonds, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund's return; and income risk, which is the chance that an underlying fund's income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund's income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard LifeStrategy Growth Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to a fixed formula that reflects an allocation of approximately 80% of the Fund's assets to common stocks and 20% to bonds. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 56%

Vanguard Total International Stock Index Fund 24%

Vanguard Total Bond Market II Index Fund 16%

Vanguard Total International Bond Index Fund 4%

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks. The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With a target allocation of approximately 20% of its assets in bonds, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund's return; and income risk, which is the chance that an underlying fund's income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund's income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

(C) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 88A 062013

Annuity | Vanguard LifeStrategy Income Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard LifeStrategy(R) Funds

Supplement to the Prospectus Dated February 28, 2013

Changes in Underlying Fund Allocations

Each of the four Vanguard LifeStrategy Funds has reallocated a portion of its bond exposure from domestic bonds to international bonds, as previously approved by the Funds' board of trustees. To implement this change, each LifeStrategy Fund has reallocated a portion of its bond holdings from Vanguard Total Bond Market II Index Fund to Vanguard Total International Bond Index Fund.

The percentage of each LifeStrategy Fund's assets allocated to each of the underlying funds is described in the following pages. The allocation changes have not affected each Fund's overall allocation to bonds, and the Funds' expense ratios have remained unchanged.

Prospectus Text Changes for Vanguard LifeStrategy Income Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to a fixed formula that reflects an allocation of approximately 80% of the Fund's assets to bonds and 20% to common stocks. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Bond Market II Index Fund 64%

Vanguard Total International Bond Index Fund 16%

Vanguard Total Stock Market Index Fund 14%

Vanguard Total International Stock Index Fund 6%

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures). The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The first bullet under 'Primary Risks' is replaced with the following:

With a target allocation of approximately 80% of its assets in bonds, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund's return; and income risk, which is the chance that an underlying fund's income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund's income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard LifeStrategy Conservative Growth Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to a fixed formula that reflects an allocation of approximately 60% of the Fund's assets to bonds and 40% to common stocks. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Bond Market II Index Fund 48%

Vanguard Total Stock Market Index Fund28%

Vanguard Total International Bond Index Fund 12%

Vanguard Total International Stock Index Fund 12%

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures). The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The first bullet under 'Primary Risks' is replaced with the following:

With a target allocation of approximately 60% of its assets in bonds, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund's return; and income risk, which is the chance that an underlying fund's income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund's income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard LifeStrategy Moderate Growth Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to a fixed formula that reflects an allocation of approximately 60% of the Fund's assets to common stocks and 40% to bonds. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 42%

Vanguard Total Bond Market II Index Fund 32%

Vanguard Total International Stock Index Fund 18%

Vanguard Total International Bond Index Fund 8%

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks. The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With a target allocation of approximately 40% of its assets in bonds, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund's return; and income risk, which is the chance that an underlying fund's income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund's income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard LifeStrategy Growth Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to a fixed formula that reflects an allocation of approximately 80% of the Fund's assets to common stocks and 20% to bonds. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 56%

Vanguard Total International Stock Index Fund 24%

Vanguard Total Bond Market II Index Fund 16%

Vanguard Total International Bond Index Fund 4%

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks. The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With a target allocation of approximately 20% of its assets in bonds, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund's return; and income risk, which is the chance that an underlying fund's income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund's income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

(C) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 88A 062013

Annuity | Vanguard LifeStrategy Moderate Growth Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard LifeStrategy(R) Funds

Supplement to the Prospectus Dated February 28, 2013

Changes in Underlying Fund Allocations

Each of the four Vanguard LifeStrategy Funds has reallocated a portion of its bond exposure from domestic bonds to international bonds, as previously approved by the Funds' board of trustees. To implement this change, each LifeStrategy Fund has reallocated a portion of its bond holdings from Vanguard Total Bond Market II Index Fund to Vanguard Total International Bond Index Fund.

The percentage of each LifeStrategy Fund's assets allocated to each of the underlying funds is described in the following pages. The allocation changes have not affected each Fund's overall allocation to bonds, and the Funds' expense ratios have remained unchanged.

Prospectus Text Changes for Vanguard LifeStrategy Income Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to a fixed formula that reflects an allocation of approximately 80% of the Fund's assets to bonds and 20% to common stocks. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Bond Market II Index Fund 64%

Vanguard Total International Bond Index Fund 16%

Vanguard Total Stock Market Index Fund 14%

Vanguard Total International Stock Index Fund 6%

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures). The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The first bullet under 'Primary Risks' is replaced with the following:

With a target allocation of approximately 80% of its assets in bonds, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund's return; and income risk, which is the chance that an underlying fund's income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund's income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard LifeStrategy Conservative Growth Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to a fixed formula that reflects an allocation of approximately 60% of the Fund's assets to bonds and 40% to common stocks. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Bond Market II Index Fund 48%

Vanguard Total Stock Market Index Fund28%

Vanguard Total International Bond Index Fund 12%

Vanguard Total International Stock Index Fund 12%

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures). The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The first bullet under 'Primary Risks' is replaced with the following:

With a target allocation of approximately 60% of its assets in bonds, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund's return; and income risk, which is the chance that an underlying fund's income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund's income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard LifeStrategy Moderate Growth Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to a fixed formula that reflects an allocation of approximately 60% of the Fund's assets to common stocks and 40% to bonds. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 42%

Vanguard Total Bond Market II Index Fund 32%

Vanguard Total International Stock Index Fund 18%

Vanguard Total International Bond Index Fund 8%

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks. The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With a target allocation of approximately 40% of its assets in bonds, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund's return; and income risk, which is the chance that an underlying fund's income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund's income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard LifeStrategy Growth Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to a fixed formula that reflects an allocation of approximately 80% of the Fund's assets to common stocks and 20% to bonds. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 56%

Vanguard Total International Stock Index Fund 24%

Vanguard Total Bond Market II Index Fund 16%

Vanguard Total International Bond Index Fund 4%

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks. The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With a target allocation of approximately 20% of its assets in bonds, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund's return; and income risk, which is the chance that an underlying fund's income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund's income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

(C) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 88A 062013

Participant | Vanguard LifeStrategy Conservative Growth Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard LifeStrategy(R) Funds

Supplement to the Prospectus Dated February 28, 2013

Changes in Underlying Fund Allocations

Each of the four Vanguard LifeStrategy Funds has reallocated a portion of its bond exposure from domestic bonds to international bonds, as previously approved by the Funds' board of trustees. To implement this change, each LifeStrategy Fund has reallocated a portion of its bond holdings from Vanguard Total Bond Market II Index Fund to Vanguard Total International Bond Index Fund.

The percentage of each LifeStrategy Fund's assets allocated to each of the underlying funds is described in the following pages. The allocation changes have not affected each Fund's overall allocation to bonds, and the Funds' expense ratios have remained unchanged.

Prospectus Text Changes for Vanguard LifeStrategy Income Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to a fixed formula that reflects an allocation of approximately 80% of the Fund's assets to bonds and 20% to common stocks. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Bond Market II Index Fund 64%

Vanguard Total International Bond Index Fund 16%

Vanguard Total Stock Market Index Fund 14%

Vanguard Total International Stock Index Fund 6%

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures). The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The first bullet under 'Primary Risks' is replaced with the following:

With a target allocation of approximately 80% of its assets in bonds, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund's return; and income risk, which is the chance that an underlying fund's income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund's income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard LifeStrategy Conservative Growth Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to a fixed formula that reflects an allocation of approximately 60% of the Fund's assets to bonds and 40% to common stocks. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Bond Market II Index Fund 48%

Vanguard Total Stock Market Index Fund28%

Vanguard Total International Bond Index Fund 12%

Vanguard Total International Stock Index Fund 12%

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures). The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The first bullet under 'Primary Risks' is replaced with the following:

With a target allocation of approximately 60% of its assets in bonds, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund's return; and income risk, which is the chance that an underlying fund's income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund's income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard LifeStrategy Moderate Growth Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to a fixed formula that reflects an allocation of approximately 60% of the Fund's assets to common stocks and 40% to bonds. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 42%

Vanguard Total Bond Market II Index Fund 32%

Vanguard Total International Stock Index Fund 18%

Vanguard Total International Bond Index Fund 8%

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks. The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With a target allocation of approximately 40% of its assets in bonds, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund's return; and income risk, which is the chance that an underlying fund's income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund's income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard LifeStrategy Growth Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to a fixed formula that reflects an allocation of approximately 80% of the Fund's assets to common stocks and 20% to bonds. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 56%

Vanguard Total International Stock Index Fund 24%

Vanguard Total Bond Market II Index Fund 16%

Vanguard Total International Bond Index Fund 4%

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks. The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With a target allocation of approximately 20% of its assets in bonds, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund's return; and income risk, which is the chance that an underlying fund's income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund's income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

(C) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 88A 062013

Participant | Vanguard LifeStrategy Growth Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard LifeStrategy(R) Funds

Supplement to the Prospectus Dated February 28, 2013

Changes in Underlying Fund Allocations

Each of the four Vanguard LifeStrategy Funds has reallocated a portion of its bond exposure from domestic bonds to international bonds, as previously approved by the Funds' board of trustees. To implement this change, each LifeStrategy Fund has reallocated a portion of its bond holdings from Vanguard Total Bond Market II Index Fund to Vanguard Total International Bond Index Fund.

The percentage of each LifeStrategy Fund's assets allocated to each of the underlying funds is described in the following pages. The allocation changes have not affected each Fund's overall allocation to bonds, and the Funds' expense ratios have remained unchanged.

Prospectus Text Changes for Vanguard LifeStrategy Income Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to a fixed formula that reflects an allocation of approximately 80% of the Fund's assets to bonds and 20% to common stocks. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Bond Market II Index Fund 64%

Vanguard Total International Bond Index Fund 16%

Vanguard Total Stock Market Index Fund 14%

Vanguard Total International Stock Index Fund 6%

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures). The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The first bullet under 'Primary Risks' is replaced with the following:

With a target allocation of approximately 80% of its assets in bonds, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund's return; and income risk, which is the chance that an underlying fund's income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund's income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard LifeStrategy Conservative Growth Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to a fixed formula that reflects an allocation of approximately 60% of the Fund's assets to bonds and 40% to common stocks. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Bond Market II Index Fund 48%

Vanguard Total Stock Market Index Fund28%

Vanguard Total International Bond Index Fund 12%

Vanguard Total International Stock Index Fund 12%

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures). The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The first bullet under 'Primary Risks' is replaced with the following:

With a target allocation of approximately 60% of its assets in bonds, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund's return; and income risk, which is the chance that an underlying fund's income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund's income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard LifeStrategy Moderate Growth Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to a fixed formula that reflects an allocation of approximately 60% of the Fund's assets to common stocks and 40% to bonds. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 42%

Vanguard Total Bond Market II Index Fund 32%

Vanguard Total International Stock Index Fund 18%

Vanguard Total International Bond Index Fund 8%

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks. The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With a target allocation of approximately 40% of its assets in bonds, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund's return; and income risk, which is the chance that an underlying fund's income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund's income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard LifeStrategy Growth Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to a fixed formula that reflects an allocation of approximately 80% of the Fund's assets to common stocks and 20% to bonds. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 56%

Vanguard Total International Stock Index Fund 24%

Vanguard Total Bond Market II Index Fund 16%

Vanguard Total International Bond Index Fund 4%

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks. The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With a target allocation of approximately 20% of its assets in bonds, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund's return; and income risk, which is the chance that an underlying fund's income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund's income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

(C) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 88A 062013

Participant | Vanguard LifeStrategy Income Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard LifeStrategy(R) Funds

Supplement to the Prospectus Dated February 28, 2013

Changes in Underlying Fund Allocations

Each of the four Vanguard LifeStrategy Funds has reallocated a portion of its bond exposure from domestic bonds to international bonds, as previously approved by the Funds' board of trustees. To implement this change, each LifeStrategy Fund has reallocated a portion of its bond holdings from Vanguard Total Bond Market II Index Fund to Vanguard Total International Bond Index Fund.

The percentage of each LifeStrategy Fund's assets allocated to each of the underlying funds is described in the following pages. The allocation changes have not affected each Fund's overall allocation to bonds, and the Funds' expense ratios have remained unchanged.

Prospectus Text Changes for Vanguard LifeStrategy Income Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to a fixed formula that reflects an allocation of approximately 80% of the Fund's assets to bonds and 20% to common stocks. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Bond Market II Index Fund 64%

Vanguard Total International Bond Index Fund 16%

Vanguard Total Stock Market Index Fund 14%

Vanguard Total International Stock Index Fund 6%

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures). The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The first bullet under 'Primary Risks' is replaced with the following:

With a target allocation of approximately 80% of its assets in bonds, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund's return; and income risk, which is the chance that an underlying fund's income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund's income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard LifeStrategy Conservative Growth Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to a fixed formula that reflects an allocation of approximately 60% of the Fund's assets to bonds and 40% to common stocks. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Bond Market II Index Fund 48%

Vanguard Total Stock Market Index Fund28%

Vanguard Total International Bond Index Fund 12%

Vanguard Total International Stock Index Fund 12%

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures). The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The first bullet under 'Primary Risks' is replaced with the following:

With a target allocation of approximately 60% of its assets in bonds, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund's return; and income risk, which is the chance that an underlying fund's income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund's income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard LifeStrategy Moderate Growth Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to a fixed formula that reflects an allocation of approximately 60% of the Fund's assets to common stocks and 40% to bonds. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 42%

Vanguard Total Bond Market II Index Fund 32%

Vanguard Total International Stock Index Fund 18%

Vanguard Total International Bond Index Fund 8%

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks. The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With a target allocation of approximately 40% of its assets in bonds, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund's return; and income risk, which is the chance that an underlying fund's income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund's income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard LifeStrategy Growth Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to a fixed formula that reflects an allocation of approximately 80% of the Fund's assets to common stocks and 20% to bonds. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 56%

Vanguard Total International Stock Index Fund 24%

Vanguard Total Bond Market II Index Fund 16%

Vanguard Total International Bond Index Fund 4%

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks. The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With a target allocation of approximately 20% of its assets in bonds, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund's return; and income risk, which is the chance that an underlying fund's income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund's income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

(C) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 88A 062013

Participant | Vanguard LifeStrategy Moderate Growth Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard LifeStrategy(R) Funds

Supplement to the Prospectus Dated February 28, 2013

Changes in Underlying Fund Allocations

Each of the four Vanguard LifeStrategy Funds has reallocated a portion of its bond exposure from domestic bonds to international bonds, as previously approved by the Funds' board of trustees. To implement this change, each LifeStrategy Fund has reallocated a portion of its bond holdings from Vanguard Total Bond Market II Index Fund to Vanguard Total International Bond Index Fund.

The percentage of each LifeStrategy Fund's assets allocated to each of the underlying funds is described in the following pages. The allocation changes have not affected each Fund's overall allocation to bonds, and the Funds' expense ratios have remained unchanged.

Prospectus Text Changes for Vanguard LifeStrategy Income Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to a fixed formula that reflects an allocation of approximately 80% of the Fund's assets to bonds and 20% to common stocks. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Bond Market II Index Fund 64%

Vanguard Total International Bond Index Fund 16%

Vanguard Total Stock Market Index Fund 14%

Vanguard Total International Stock Index Fund 6%

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures). The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The first bullet under 'Primary Risks' is replaced with the following:

With a target allocation of approximately 80% of its assets in bonds, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund's return; and income risk, which is the chance that an underlying fund's income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund's income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard LifeStrategy Conservative Growth Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to a fixed formula that reflects an allocation of approximately 60% of the Fund's assets to bonds and 40% to common stocks. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Bond Market II Index Fund 48%

Vanguard Total Stock Market Index Fund28%

Vanguard Total International Bond Index Fund 12%

Vanguard Total International Stock Index Fund 12%

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures). The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The first bullet under 'Primary Risks' is replaced with the following:

With a target allocation of approximately 60% of its assets in bonds, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund's return; and income risk, which is the chance that an underlying fund's income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund's income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard LifeStrategy Moderate Growth Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to a fixed formula that reflects an allocation of approximately 60% of the Fund's assets to common stocks and 40% to bonds. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 42%

Vanguard Total Bond Market II Index Fund 32%

Vanguard Total International Stock Index Fund 18%

Vanguard Total International Bond Index Fund 8%

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks. The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With a target allocation of approximately 40% of its assets in bonds, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund's return; and income risk, which is the chance that an underlying fund's income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund's income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard LifeStrategy Growth Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to a fixed formula that reflects an allocation of approximately 80% of the Fund's assets to common stocks and 20% to bonds. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 56%

Vanguard Total International Stock Index Fund 24%

Vanguard Total Bond Market II Index Fund 16%

Vanguard Total International Bond Index Fund 4%

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks. The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With a target allocation of approximately 20% of its assets in bonds, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund's return; and income risk, which is the chance that an underlying fund's income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund's income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

(C) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 88A 062013

Retail | Vanguard LifeStrategy Conservative Growth Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard LifeStrategy(R) Funds

Supplement to the Prospectus Dated February 28, 2013

Changes in Underlying Fund Allocations

Each of the four Vanguard LifeStrategy Funds has reallocated a portion of its bond exposure from domestic bonds to international bonds, as previously approved by the Funds' board of trustees. To implement this change, each LifeStrategy Fund has reallocated a portion of its bond holdings from Vanguard Total Bond Market II Index Fund to Vanguard Total International Bond Index Fund.

The percentage of each LifeStrategy Fund's assets allocated to each of the underlying funds is described in the following pages. The allocation changes have not affected each Fund's overall allocation to bonds, and the Funds' expense ratios have remained unchanged.

Prospectus Text Changes for Vanguard LifeStrategy Income Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to a fixed formula that reflects an allocation of approximately 80% of the Fund's assets to bonds and 20% to common stocks. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Bond Market II Index Fund 64%

Vanguard Total International Bond Index Fund 16%

Vanguard Total Stock Market Index Fund 14%

Vanguard Total International Stock Index Fund 6%

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures). The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The first bullet under 'Primary Risks' is replaced with the following:

With a target allocation of approximately 80% of its assets in bonds, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund's return; and income risk, which is the chance that an underlying fund's income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund's income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard LifeStrategy Conservative Growth Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to a fixed formula that reflects an allocation of approximately 60% of the Fund's assets to bonds and 40% to common stocks. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Bond Market II Index Fund 48%

Vanguard Total Stock Market Index Fund28%

Vanguard Total International Bond Index Fund 12%

Vanguard Total International Stock Index Fund 12%

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures). The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The first bullet under 'Primary Risks' is replaced with the following:

With a target allocation of approximately 60% of its assets in bonds, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund's return; and income risk, which is the chance that an underlying fund's income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund's income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard LifeStrategy Moderate Growth Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to a fixed formula that reflects an allocation of approximately 60% of the Fund's assets to common stocks and 40% to bonds. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 42%

Vanguard Total Bond Market II Index Fund 32%

Vanguard Total International Stock Index Fund 18%

Vanguard Total International Bond Index Fund 8%

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks. The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With a target allocation of approximately 40% of its assets in bonds, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund's return; and income risk, which is the chance that an underlying fund's income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund's income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard LifeStrategy Growth Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to a fixed formula that reflects an allocation of approximately 80% of the Fund's assets to common stocks and 20% to bonds. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 56%

Vanguard Total International Stock Index Fund 24%

Vanguard Total Bond Market II Index Fund 16%

Vanguard Total International Bond Index Fund 4%

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks. The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With a target allocation of approximately 20% of its assets in bonds, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund's return; and income risk, which is the chance that an underlying fund's income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund's income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

(C) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 88A 062013

Retail | Vanguard LifeStrategy Growth Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard LifeStrategy(R) Funds

Supplement to the Prospectus Dated February 28, 2013

Changes in Underlying Fund Allocations

Each of the four Vanguard LifeStrategy Funds has reallocated a portion of its bond exposure from domestic bonds to international bonds, as previously approved by the Funds' board of trustees. To implement this change, each LifeStrategy Fund has reallocated a portion of its bond holdings from Vanguard Total Bond Market II Index Fund to Vanguard Total International Bond Index Fund.

The percentage of each LifeStrategy Fund's assets allocated to each of the underlying funds is described in the following pages. The allocation changes have not affected each Fund's overall allocation to bonds, and the Funds' expense ratios have remained unchanged.

Prospectus Text Changes for Vanguard LifeStrategy Income Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to a fixed formula that reflects an allocation of approximately 80% of the Fund's assets to bonds and 20% to common stocks. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Bond Market II Index Fund 64%

Vanguard Total International Bond Index Fund 16%

Vanguard Total Stock Market Index Fund 14%

Vanguard Total International Stock Index Fund 6%

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures). The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The first bullet under 'Primary Risks' is replaced with the following:

With a target allocation of approximately 80% of its assets in bonds, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund's return; and income risk, which is the chance that an underlying fund's income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund's income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard LifeStrategy Conservative Growth Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to a fixed formula that reflects an allocation of approximately 60% of the Fund's assets to bonds and 40% to common stocks. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Bond Market II Index Fund 48%

Vanguard Total Stock Market Index Fund28%

Vanguard Total International Bond Index Fund 12%

Vanguard Total International Stock Index Fund 12%

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures). The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The first bullet under 'Primary Risks' is replaced with the following:

With a target allocation of approximately 60% of its assets in bonds, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund's return; and income risk, which is the chance that an underlying fund's income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund's income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard LifeStrategy Moderate Growth Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to a fixed formula that reflects an allocation of approximately 60% of the Fund's assets to common stocks and 40% to bonds. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 42%

Vanguard Total Bond Market II Index Fund 32%

Vanguard Total International Stock Index Fund 18%

Vanguard Total International Bond Index Fund 8%

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks. The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With a target allocation of approximately 40% of its assets in bonds, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund's return; and income risk, which is the chance that an underlying fund's income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund's income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard LifeStrategy Growth Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to a fixed formula that reflects an allocation of approximately 80% of the Fund's assets to common stocks and 20% to bonds. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 56%

Vanguard Total International Stock Index Fund 24%

Vanguard Total Bond Market II Index Fund 16%

Vanguard Total International Bond Index Fund 4%

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks. The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With a target allocation of approximately 20% of its assets in bonds, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund's return; and income risk, which is the chance that an underlying fund's income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund's income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

(C) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 88A 062013

Retail | Vanguard LifeStrategy Income Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard LifeStrategy(R) Funds

Supplement to the Prospectus Dated February 28, 2013

Changes in Underlying Fund Allocations

Each of the four Vanguard LifeStrategy Funds has reallocated a portion of its bond exposure from domestic bonds to international bonds, as previously approved by the Funds' board of trustees. To implement this change, each LifeStrategy Fund has reallocated a portion of its bond holdings from Vanguard Total Bond Market II Index Fund to Vanguard Total International Bond Index Fund.

The percentage of each LifeStrategy Fund's assets allocated to each of the underlying funds is described in the following pages. The allocation changes have not affected each Fund's overall allocation to bonds, and the Funds' expense ratios have remained unchanged.

Prospectus Text Changes for Vanguard LifeStrategy Income Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to a fixed formula that reflects an allocation of approximately 80% of the Fund's assets to bonds and 20% to common stocks. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Bond Market II Index Fund 64%

Vanguard Total International Bond Index Fund 16%

Vanguard Total Stock Market Index Fund 14%

Vanguard Total International Stock Index Fund 6%

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures). The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The first bullet under 'Primary Risks' is replaced with the following:

With a target allocation of approximately 80% of its assets in bonds, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund's return; and income risk, which is the chance that an underlying fund's income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund's income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard LifeStrategy Conservative Growth Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to a fixed formula that reflects an allocation of approximately 60% of the Fund's assets to bonds and 40% to common stocks. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Bond Market II Index Fund 48%

Vanguard Total Stock Market Index Fund28%

Vanguard Total International Bond Index Fund 12%

Vanguard Total International Stock Index Fund 12%

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures). The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The first bullet under 'Primary Risks' is replaced with the following:

With a target allocation of approximately 60% of its assets in bonds, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund's return; and income risk, which is the chance that an underlying fund's income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund's income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard LifeStrategy Moderate Growth Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to a fixed formula that reflects an allocation of approximately 60% of the Fund's assets to common stocks and 40% to bonds. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 42%

Vanguard Total Bond Market II Index Fund 32%

Vanguard Total International Stock Index Fund 18%

Vanguard Total International Bond Index Fund 8%

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks. The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With a target allocation of approximately 40% of its assets in bonds, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund's return; and income risk, which is the chance that an underlying fund's income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund's income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard LifeStrategy Growth Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to a fixed formula that reflects an allocation of approximately 80% of the Fund's assets to common stocks and 20% to bonds. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 56%

Vanguard Total International Stock Index Fund 24%

Vanguard Total Bond Market II Index Fund 16%

Vanguard Total International Bond Index Fund 4%

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks. The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With a target allocation of approximately 20% of its assets in bonds, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund's return; and income risk, which is the chance that an underlying fund's income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund's income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

(C) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 88A 062013

Retail | Vanguard LifeStrategy Moderate Growth Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard LifeStrategy(R) Funds

Supplement to the Prospectus Dated February 28, 2013

Changes in Underlying Fund Allocations

Each of the four Vanguard LifeStrategy Funds has reallocated a portion of its bond exposure from domestic bonds to international bonds, as previously approved by the Funds' board of trustees. To implement this change, each LifeStrategy Fund has reallocated a portion of its bond holdings from Vanguard Total Bond Market II Index Fund to Vanguard Total International Bond Index Fund.

The percentage of each LifeStrategy Fund's assets allocated to each of the underlying funds is described in the following pages. The allocation changes have not affected each Fund's overall allocation to bonds, and the Funds' expense ratios have remained unchanged.

Prospectus Text Changes for Vanguard LifeStrategy Income Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to a fixed formula that reflects an allocation of approximately 80% of the Fund's assets to bonds and 20% to common stocks. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Bond Market II Index Fund 64%

Vanguard Total International Bond Index Fund 16%

Vanguard Total Stock Market Index Fund 14%

Vanguard Total International Stock Index Fund 6%

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures). The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The first bullet under 'Primary Risks' is replaced with the following:

With a target allocation of approximately 80% of its assets in bonds, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund's return; and income risk, which is the chance that an underlying fund's income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund's income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard LifeStrategy Conservative Growth Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to a fixed formula that reflects an allocation of approximately 60% of the Fund's assets to bonds and 40% to common stocks. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Bond Market II Index Fund 48%

Vanguard Total Stock Market Index Fund28%

Vanguard Total International Bond Index Fund 12%

Vanguard Total International Stock Index Fund 12%

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures). The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The first bullet under 'Primary Risks' is replaced with the following:

With a target allocation of approximately 60% of its assets in bonds, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund's return; and income risk, which is the chance that an underlying fund's income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund's income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard LifeStrategy Moderate Growth Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to a fixed formula that reflects an allocation of approximately 60% of the Fund's assets to common stocks and 40% to bonds. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 42%

Vanguard Total Bond Market II Index Fund 32%

Vanguard Total International Stock Index Fund 18%

Vanguard Total International Bond Index Fund 8%

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks. The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With a target allocation of approximately 40% of its assets in bonds, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund's return; and income risk, which is the chance that an underlying fund's income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund's income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

Prospectus Text Changes for Vanguard LifeStrategy Growth Fund

The text under 'Primary Investment Strategies' is replaced with the following:

The Fund invests in other Vanguard mutual funds according to a fixed formula that reflects an allocation of approximately 80% of the Fund's assets to common stocks and 20% to bonds. The targeted percentage of the Fund's assets allocated to each of the underlying funds is:

Vanguard Total Stock Market Index Fund 56%

Vanguard Total International Stock Index Fund 24%

Vanguard Total Bond Market II Index Fund 16%

Vanguard Total International Bond Index Fund 4%

The Fund's indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks. The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under 'Primary Risks' is replaced with the following:

With a target allocation of approximately 20% of its assets in bonds, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund's return; and income risk, which is the chance that an underlying fund's income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund's income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposures.

(C) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 88A 062013

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2012
Registrant Name	dei_EntityRegistrantName	Vanguard STAR Funds
Central Index Key	dei_EntityCentralIndexKey	0000736054
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 3, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jun 3, 2013
Vanguard LifeStrategy Conservative Growth Fund | Annuity
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Vanguard LifeStrategy Conservative Growth Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Vanguard LifeStrategy Conservative Growth Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Vanguard LifeStrategy Growth Fund | Annuity
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Vanguard LifeStrategy Growth Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Vanguard LifeStrategy Growth Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Vanguard LifeStrategy Income Fund | Annuity
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Vanguard LifeStrategy Income Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Vanguard LifeStrategy Income Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Vanguard LifeStrategy Moderate Growth Fund | Annuity
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Vanguard LifeStrategy Moderate Growth Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Vanguard LifeStrategy Moderate Growth Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2013